Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2025
Registrant Name	dei_EntityRegistrantName	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000887194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Apr. 01, 2026